Sale of Ambow China	12 Months Ended
Dec. 31, 2022
Sale of Ambow China
Sale of Ambow China

4. Sale of Ambow China

On November 23, 2022, the Group entered into a share purchase agreement with Clover Wealth Management (the “Purchaser”). Pursuant to the Purchase Agreement, the Group have agreed to sell all of the equity interests in Ambow Education Ltd., Ambow Education Management Ltd. and Ambow Education Group Ltd. to the Purchaser in consideration of the Purchaser paying US$ 12.0 million in cash to the Company (the “Sale of Ambow China”). The Sale was completed on December 31, 2022. After the Sale of Ambow China, the Company had sold all of its assets and operations in China.

The assets and liabilities of Ambow China are included in the captions “Current assets of discontinued operations”, “Noncurrent assets of discontinued operations”, “Current liabilities of discontinued operations” and “Noncurrent liabilities of discontinued operations”, in the accompanying balance sheets at December 31, 2021 and consist of the following:

As of December 31,
2021
RMB

Assets of Discontinued Operations
Cash and cash equivalents	188,375
Restricted cash	1,823
Short term investments, available for sale	15,764
Short term investments, held to maturity	2,000
Accounts receivable, net	14,631
Amounts due from related parties	3,103
Prepaid and other current assets, net	109,439
Total current assets	335,135
Property and equipment, net	145,513
Land use rights, net	1,685
Intangible assets, net	38,651
Goodwill	25,710
Other non-current assets, net	123,532
Operating lease right-of-use asset	73,672
Finance lease right-of-use asset	5,250
Total non-current assets	414,013
Total assets	749,148

Liabilities of Discontinued Operations
Short-term borrowings	10,000
Deferred revenue	154,465
Accounts payable	12,440
Accrued and other liabilities	210,661
Income taxes payable, current	113,647
Amounts due to related parties	3,793
Operating lease liability, current	21,339
Total current liabilities	526,345
Deferred tax liabilities	4,538
Other non-current liabilities	96
Income taxes payable, non-current	21,475
Operating lease liability, non-current	74,883
Total non-current liabilities	100,992
Total liabilities	627,337

The following are revenues and income (loss) from discontinued operations:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	411,805	383,343	282,796
Cost of revenues	(281,970)	(238,420)	(193,852)
Gross profit	129,835	144,923	88,944
Selling and marketing	(33,619)	(35,500)	(17,405)
General and administrative	(133,729)	(122,558)	(99,190)
Research and development	(5,703)	(14,487)	(10,702)
Impairment loss	(30,100)	(10,525)	—
Total operating expenses	(203,151)	(183,070)	(127,297)
Total other income (expense), net	21,715	26,888	12,219
Loss from discontinued operations, before income tax	(51,601)	(11,259)	(26,134)
Income tax (expense)/benefit	(4,706)	55,888	(50,531)
(Loss) Income from discontinued operations, net of income tax	(56,307)	44,629	(76,665)
Income on sale of discontinued operations, net of income tax	—	—	41,794
(Loss) Income from and on sale of discontinued operation, net of income tax	(56,307)	44,629	(34,871)

The significant accounting policy of discontinued operation, except those disclosed in Note 3 are summarized as below.

a.    Short term investments

Short term investments consist of held-to-maturity investments and available-for-sale investments.

The Group’s held-to-maturity investments consist of financial products purchased from banks. The Group’s short-term held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

Investments classified as available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are reported net of tax in accumulated other comprehensive income until realized. Fair value is estimated based on quoted prices of similar financial products provided by the banks at the end of each period, which is classified in Level 2 of the valuation hierarchy in the fair value measurement.

The Group reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment. OTTI is recognized as a loss in the statement of operations. There is no OTTI recognized during the years ended December 31, 2022, 2021 and 2020.

b.    Goodwill

Goodwill represents the future economic benefits arising from other assets acquired in a business combination or an acquisition by an entity that are not individually identified and separately recognized. Goodwill acquired in a business combination is tested for impairment at least annually or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired. The Group performed impairment analysis on goodwill as of September 30 every year either beginning with a qualitative assessment, or starting with the quantitative assessment instead. The quantitative goodwill impairment test compares the fair values of each reporting unit to it carrying amount, including goodwill. A reporting unit constitutes a business for which discrete profit and loss financial information is available. The fair value of each reporting unit is established using a combination of expected present value of future cash flows. If the fair value of each reporting unit exceeds it carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

Determining when to test for impairment, the Group’s reporting units, the fair value of a reporting unit and the fair value of assets and liabilities within a reporting unit, requires judgment and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions and determination of appropriate market comparable. The Group bases fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain.

Significant changes in the economic characteristics of components or reorganization of an entity’s reporting structure can sometimes result in a re-assessment of the affected operating segment and its components to determine whether reporting units need to be redefined where the components are no longer economically similar.

Future changes in the judgments and estimates underlying the Group’s analysis of goodwill for possible impairment, including expected future cash flows and discount rate, could result in a significantly different estimate of the fair value of the reporting units and could result in additional impairment of goodwill. The Group recorded nil, nil and RMB 30.1 million as impairment of goodwill in the years ended December 31, 2022, 2021 and 2020 from discontinued operations, respectively.

c.    Revenue recognition

The Group’s revenue is generated from delivering educational programs and services and intellectualized operational services.

The core principle of ASC 606 is that an entity recognizes revenue when control of the promised goods or services is transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve that principle, the Group applies the following steps:

Step 1: Identify the contract(s) with a customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract;

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Group had two reportable segments historically: 1) K-12 schools, 2) CP&CE Programs. As of December 31, 2022, the Group has one reportable segment, which is CP& CE Programs. K-12 schools mainly provide full curriculums educational services to senior high school students in China. CP&CE Programs offer tutoring services to pre-school children and senior high school students, provide vocational education services to undergraduate students in partner colleges, provide boarding and accommodation services to partner colleges or corporate customers, provide short term outward bound and in-house training services to corporate clients, and provide intellectualized operational services to corporate clients, colleges and universities.

For individual customers including pre-school children and senior high school students, usually there are no written formal contracts between the Group and the students according to business practice. Records with students’ name, grade, tuition and fee collected are signed or confirmed by students. Academic requirements and each party’s rights are communicated with students through enrollment brochures or daily teaching and academic activities. For college and corporate customers, there are written formal contracts which recorded service fee, service period, each party’s rights and obligations and payment terms.

For individual customers including pre-school children and senior high school students, the Group’s performance obligations are to provide acknowledged academic education including kindergarten, grade from ten to twelve to school-aged students within academic years, extracurricular tutoring services. For college and corporate customers, the Group’s performance obligations are to provide customized vocational educational services to college students within academic years; or to provide boarding and accommodation services to customers for agreed-upon periods; or to provide short term outward bound and in-house training services to corporate clients within agreed-upon periods; or to provide intellectualized operational services and warranty of agreed period of time.

For individual customers including pre-school children and senior high school students, transaction price of each customer is the tuition and fee received normally up front. For college and corporate customers, transaction price of each customer is the service fee defined in the contract, net of value added tax, and would be received either up front or within payment terms depending on each contract. Circumstances like other variable consideration, significant financing component, noncash consideration, consideration payable to a customer did not exist.

For individual, college and corporate customers, the Group identifies one performance obligation. The transaction prices are allocated to the one performance obligation. For intellectualized operational services to corporate customers, the Group identifies two distinct performance obligations, which is to provide intellectualized operational services and warranty, since customers obtain different benefits from the two services separately and these two services are usually quoted to customers with stand-alone prices, which are determined by cost of services plus certain amount of profit. The transaction price from the contract is allocated according to stand-alone selling prices of each obligation.

For individual customers including pre-school children and senior high school students, the Group satisfies performance obligations to students over time, and recognizes revenue according to tutoring hours or school days consumed in each month of a semester. For vocational education services, outbound and in-house training services, and boarding and accommodation services to college and corporate customers, the Group satisfies performance obligations to customers over time, and recognizes revenue according to the number of months within the academic year, or training days consumed in each month, or boarding service days within each month. For intellectualized operational service to corporate clients, the Group satisfies performance obligations to customers over time, use the cost-based input method to depict its performance in transferring control of services promised to the clients. Such input measure is determined by the proportional relation of the contract costs incurred to date relative to the estimated total contract costs at completion. For performance obligation of warranty, the change of control would be transferred to the customer over time. Accordingly, the Group recognizes revenue using a straight-line method within the whole warranty period.

Contract Balances

Accounts receivable represents revenue recognized for the amounts invoiced and/or prior to invoicing when the Group satisfied its performance obligation and has unconditional right to the payment. Under Topic 606, the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer is recognized as a contract asset. The Group has no contract assets as of December 31,2021 and 2022.

The contract liabilities consist of deferred revenue, which relates to unsatisfied performance obligations at the end of each reporting period and consists of tuition received in advance from customers. As of December 31, 2021, the Group’s deferred revenue amount to RMB 154,465.

d.    Cost of revenues

Cost of revenues for educational programs and services primarily consist of teaching fees and performance-linked bonuses paid to the teachers, rental payments for the schools and learning centers, depreciation and amortization of property, equipment and land use rights used in the provision of educational services, costs of educational materials.

Cost of revenues for intellectualized operational services primarily include cost of hardware, devices, materials and application services which were procured and integrated, subcontract cost to other service providers and labor cost of engineers and IT development and operational personnel.

e.    Research and development

Research and development expenses comprise of (a) payroll, employee benefits, and other headcount-related costs associated with the development of online education technology platforms and courseware, and (b) outsourced development costs. Except for costs related to internal use software and website development costs, the Group expenses all other research and development costs when incurred for the years presented.

For internal use software, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing software. Direct costs incurred to develop the software during the application development stage that can provide future benefits are capitalized.

Capitalized internal use software and website development costs are included in intangible assets.

f.    Foreign currency risk

The RMB is regulated by the PRC government and is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of PRC, controls the conversion of RMB into foreign currencies. Limitations on foreign exchange transactions imposed by the PRC government could cause future exchange rates to vary significantly from current or historical exchange rates. Further, the value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC Foreign Exchange Trading System market.